Share based payments, Value of share options and restricted share units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Value of Share Options Charged to Consolidated Statement of Comprehensive Loss [Abstract]
Total share option expense	$ 4,729	$ 841	$ 821
Share Options [Member]
Value of Share Options Charged to Consolidated Statement of Comprehensive Loss [Abstract]
Total share option expense	4,134	841	821
Restricted Stock Units [Member]
Value of Share Options Charged to Consolidated Statement of Comprehensive Loss [Abstract]
Total share option expense	$ 595	$ 0	$ 0